SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 27, 2022 $ / shares	Sep. 30, 2013 shares
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 226,170		¥ 157,384		¥ 145,593
Stock Options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years	10 years
Vesting period	4 years	4 years
Percentage of stock awards vesting each year	25.00%	25.00%
Vested and exercisable (in dollars per share) | $ / shares		$ 0.01					$ 0.01
Number of grantees affected | item	51	51
Aggregate intrinsic value						¥ 6,652
Weighted-average grant-date fair value of the options granted | $ / shares				$ 0.70
Total intrinsic value of options exercised	¥ 330	$ 47	641		2,334
Total compensation cost recognized	¥ 6,206		¥ 47,117		¥ 25,565
Unrecognized compensation expense						3,879
Weighted average period of unvested share options	1 year 4 months 24 days	1 year 4 months 24 days
Board of Directors | Stock Options
SHARE-BASED COMPENSATION
Aggregate intrinsic value						¥ 42,100
Ordinary Shares | Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares								21,928,555
Equity Incentive Plan | Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares								1,287,500